Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Details of Earnings Per Share

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017	2016
10.	EARNINGS PER SHARE
10.1	Basic (loss)/earnings per share from continuing operations – cents	(42)	(4)	19
	Basic (loss)/earnings per share is calculated by dividing the loss attributable to owners of the parent from continuing operations of US$348.2 million (2017: loss of US$31.8 million and 2016: profit of US$157.0 million) by the weighted average number of ordinary shares in issue during the year of 821,532,707 (2017: 820,611,806 and 2016: 809,889,990).

10.2	Basic earnings per share from discontinued operations – cents	—	2	—
	Basic earnings per share is calculated by dividing the profit attributable to owners of the parent from discontinued operations of US$nil (2017: US$13.1 million and 2016: US$1.2 million) by the weighted average number of ordinary shares in issue during the year of 821,532,707 (2017: 820,611,806 and 2016: 809,889,990).

10.3	Diluted basic (loss)/earnings per share from continuing operations – cents	(42)	(4)	19
	Diluted basic (loss)/earnings per share is calculated on the basis of loss attributable to owners of the parent from continuing operations of US$348.2 million (2017: loss of US$31.8 million and 2016: profit of US$157.0 million) and 832,465,491 (2017: 826,920,421 and 2016: 810,082,191) shares being the diluted number of ordinary shares in issue during the year.
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of shares	821,532,707	820,611,806	809,889,990
	Share options in issue	10,932,784	6,308,615	192,201

	Diluted number of ordinary shares	832,465,491	826,920,421	810,082,191

10.4	Diluted basic earnings per share from discontinued operations – cents	—	2	—
	Diluted basic earnings per share is calculated on the basis of profit attributable to owners of the parent from discontinued operations of US$nil (2017: US$13.1 million and 2016: US$1.2 million) and 832,465,491 (2017: 826,920,421 and 2016: 810,082,191) shares being the diluted number of ordinary shares in issue during the year.
10.	EARNINGS PER SHARE (continued)
10.5	Headline earnings per share from continuing operations – cents	7	26	24
	Headline earnings per share is calculated on the basis of adjusted net earnings attributable to owners of the parent from continuing operations of US$60.6 million (2017: US$212.3 million and 2016: US$198.3 million) and 821,532,707 (2017: 820,611,806 and 2016: 809,889,990) shares being the weighted average number of ordinary shares in issue during the year.
	Net (loss)/profit attributable to owners of the parent from continuing operations is reconciled to headline earnings as follows:
	Long-form headline earnings reconciliation
	(Loss)/profit attributable to owners of the parent from continuing operations	(348.2)	(31.8)	157.0
	Profit on disposal of investments, net	—	—	(2.3)
	Gross	—	—	(2.3)
	Taxation effect	—	—	—
	Loss/(profit) on disposal of assets, net	37.0	(2.6)	(41.0)
	Gross	51.6	(4.0)	(48.0)
	Taxation effect	(12.0)	1.2	7.0
	Non-controlling interest effect	(2.6)	0.2	—
	Impairment, reversal of impairment and write-off of investments and assets and other, net	371.8	246.7	84.6
	Impairment, net of reversal of impairment of investments and assets	520.3	200.2	76.5
	Write-off of exploration and evaluation assets	37.7	51.5	41.4
	Profit on dilution of Gold Fields’ interest in Maverix	(4.0)	—	—
	Gain on acquisition of Asanko	(51.8)	—	—
	Taxation effect	(130.4)	(4.3)	(32.1)
	Non-controlling interest effect	—	(0.7)	(1.2)

	Headline earnings	60.6	212.3	198.3

10.	EARNINGS PER SHARE (continued)
10.6	Headline earnings per share from discontinued operations – cents	—	—	1
	Headline earnings per share is calculated on the basis of adjusted net loss attributable to owners of the parent from discontinued operations of US$nil (2017: loss of US$2.4 million and 2016: earnings of US$5.5 million) and 821,532,707 (2017: 820,611,806 and 2016: 809,889,990) shares being the weighted average number of ordinary shares in issue during the year.
	Net profit attributable to owners of the parent from discontinued operations is reconciled to headline earnings as follows:
	Long-form headline (loss)/earnings reconciliation
	Profit attributable to owners of the parent from discontinued operations	—	13.1	1.2
	Impairment and write-off of investments and assets and other, net	—	(15.5)	4.3
	Gain on sale of discontinued operation	—	(23.5)	—
	Write-off of exploration and evaluation assets	—	1.5	6.1
	Taxation effect	—	6.5	(1.8)

	Headline (loss)/earnings	—	(2.4)	5.5

10.7	Diluted headline earnings per share from continuing operations – cents	7	26	24
	Diluted headline earnings per share is calculated on the basis of headline earnings attributable to owners of the parent continuing operations of US$60.6 million (2017: US$212.3 million and 2016: US$198.3 million) and 832,465,491 (2017: 826,920,421 and 2016: 810,082,191) shares being the diluted number of ordinary shares in issue during the year.

10.8	Diluted headline earnings per share from discontinued operations – cents	—	—	1
	Diluted headline earnings per share is calculated on the basis of headline loss attributable to owners of the parent discontinued operations of US$nil (2017: loss of US$2.4 million and 2016: earnings of US$5.5 million) and 832,465,491 (2017: 826,920,421 and 2016: 810,082,191) shares being the diluted number of ordinary shares in issue during the year.